UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F-HR/A

                               Form 13F-HR/A COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2007
                                                ------------------------

Check here if Amendment [X ]; Amendment Number:     1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
           --------------------------------------------------
Address:   623 Fifth Avenue, 32nd Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss              New York, New York        5/16/07
       ------------------------   --------------------------   -----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        724,356
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
----------------------------   ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------   ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ASCENDIA BRANDS INC            COM              043509108     1,919   1,122,482   SH      SOLE               1,122,482

BEST BUY INC                   COM              086516101     1,462      30,000   SH      SOLE                  30,000

BLOCKBUSTER INC                CL A             093679108    76,269  11,842,985   SH      SOLE              11,842,985

BLOCKBUSTER INC                CL B             093679207    24,464   4,077,410   SH      SOLE               4,077,410

BLUEFLY INC                    COM              096227103    31,906  30,386,297   SH      SOLE              30,386,297

BOMBAY CO INC                  COM              097924104        12      10,000   SH      SOLE                  10,000

BUCA INC                       COM              117769109     9,800   1,781,866   SH      SOLE               1,781,866

CABELAS INC                    COM              126804301       824      33,200   SH      SOLE                  33,200

CALLAWAY GOLF CO               COM              131193104     8,080     512,700   SH      SOLE                 512,700

CHICOS FAS INC                 COM              168615102       366      15,000   SH      SOLE                  15,000

CHRISTOPHER & BANKS CORP       COM              171046105       292      15,000   SH      SOLE                  15,000

CIRCUIT CITY STORES INC        COM              172737108       463      25,000   SH      SOLE                  25,000

COCA COLA CO                   COM              191216100    62,514   1,302,380   SH      SOLE               1,302,380

COSTCO WHSL CORP NEW           COM              22160K105     1,346      25,000   SH      SOLE                  25,000

CROCS INC                      COM              227046109       236       5,000   SH      SOLE                   5,000

CVS CORP                       COM              126650100     2,561      75,000   SH      SOLE                  75,000

DELIA'S INC NEW                COM              246911101       918     100,000   SH      SOLE                 100,000

FREEDOM ACQUISITION            UNIT
 HOLDINGS IN                   12/28/2011       35645F202    34,688   3,200,000   SH      SOLE               3,200,000

GAIAM INC                      CL A             36268Q103    67,409   4,282,658   SH      SOLE               4,282,658

GAP INC DEL                    COM              364760108    20,647   1,199,700   SH      SOLE               1,199,700

G-III APPAREL GROUP LTD        COM              36237H101    22,860   1,200,000   SH      SOLE               1,200,000

GREAT ATLANTIC & PAC TEA INC   COM              390064103   105,151   3,169,109   SH      SOLE               3,169,109

HOT TOPIC INC                  COM              441339108    12,867   1,159,150   SH      SOLE               1,159,150

INFORMATION SERVICES           UNIT
 GROUP I                       01/31/2011       45675Y203    20,528   2,550,000   SH      SOLE               2,550,000

JAMBA INC                      COM              47203A101     6,822     743,141   SH      SOLE                 743,141

LEAPFROG ENTERPRISES INC       CL A             52186N106     3,428     320,371   SH      SOLE                 320,371

LIMITED BRANDS INC             COM              532716107    49,514   1,900,000   SH      SOLE               1,900,000

MULTIMEDIA GAMES INC           COM              625453105    32,255   2,710,464   SH      SOLE               2,710,464

O REILLY AUTOMOTIVE INC        COM              686091109       331      10,000   SH      SOLE                  10,000

OFFICE DEPOT INC               COM              676220106     1,406      40,000   SH      SOLE                  40,000

OSI RESTAURANT PARTNERS INC    COM              67104A101     3,950     100,000   SH      SOLE                 100,000

PANTRY INC                     COM              698657103     4,579     101,270   SH      SOLE                 101,270

PROCTER & GAMBLE CO            COM              742718109     3,158      50,000   SH      SOLE                  50,000

RENAISSANCE ACQUISITION        UNIT
 CORP                          01/28/2011       75966C206     9,379   1,540,000   SH      SOLE               1,540,000

RETAIL HOLDERS TR              DP RECT          76127U101     2,526      25,000   SH      SOLE                  25,000

RUSS BERRIE & CO               COM              782233100    62,036   4,399,733   SH      SOLE               4,399,733

SAKS INC                       COM              79377W108     1,042      50,000   SH      SOLE                  50,000

                               SPONSORED
SKILLSOFT PLC                  ADR              830928107     7,658     916,077   SH      SOLE                 916,077

SUMMER INFANT INC              COM              865646103     6,250   1,250,000   SH      SOLE               1,250,000

TARGET CORP                    COM              87612E106     2,074      35,000   SH      SOLE                  35,000

TEMPUR PEDIC INTL INC          COM              88023U101       494      19,000   SH      SOLE                  19,000

TIFFANY & CO NEW               COM              886547108     1,806      39,700   SH      SOLE                  39,700

URBAN OUTFITTERS INC           COM              917047102       398      15,000   SH      SOLE                  15,000

WET SEAL INC                   CL A             961840105    15,123   2,308,809   SH      SOLE               2,308,809

WRIGLEY WM JR CO               COM              982526105     2,547      50,000   SH      SOLE                  50,000

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